ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
4.	ACQUISITIONS

Acquisition of TP’s equity interest

On July 2, 2009, the Group acquired 100% equity interests in the operating subsidiaries of TP Corporation Limited (“TP”), a provider of customer relationship management solutions and system integration. The acquisition has strengthened the Group’s position in software services. Accordingly, the purchase method of accounting has been applied. The fair value of additional contingent considerations, based on specified earnings objectives predefined for the six-month period ended December 31, 2009, and twelve-month period ended December 31, 2010 and twelve-month period ended December 31, 2011. The acquired net assets were recorded at their fair market value at the date of acquisition. The estimated purchase price of $8,644 consisted of the following:

Fair value of consideration:
Cash consideration	4,856
Fair value of equity consideration	3,788

Total	8,644

The purchase price was allocated as follows:

		Amortization period
Cash	1,730
Other current assets	2,926
Property and equipment	248
Rental deposits	82
Intangible assets:
Customer base and relationship	2,163	5 years
Tradename	1,645	indefinite
Non-compete agreement	332	5 years
Contract backlog	743	1.5 years
Software technology	323	2 years
Goodwill	6,277
Deferred tax assets - non-current	43
Current liabilities	(4,607)
Deferred tax liabilities	(875)
Short term loan	(2,386)

Total	8,644

The first contingent consideration based on the earnings of TP for the six-month period ended December 31, 2009 was determined to be $1,337 when the contingency was resolved on December 31, 2009, of which $817 was settled in cash and $520 was settled in 26,442 ordinary shares of the Company at a fair value of $19.66 per share in 2010.

The second contingent consideration based on earnings of TP for the twelve-month period ended December 31, 2010, was determined to be $3,993 when the contingency was resolved on December 31, 2010, of which $2,015 was settled in cash and $1,978 was settled in 55,944 ordinary shares of the Company at a fair value of $35.36 per share in 2011.

The fair value of the final contingent consideration based on the collection of related accounts receivable was determined to be up to $3,275 as of December 31, 2011, of which up to $2,004 may be settled in cash and up to $1,271 may be settled in ordinary shares.

The change in fair value of the contingent consideration during the years ended December 31, 2009, 2010 and 2011 was a loss of $62, a gain of $80 and nil, respectively, which were recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the period indicated, nor is it indicative of future operating results:

For the year ended December 31,
2009
(unaudited)
Pro forma net revenues	151,068
Pro forma net income	21,869
Pro forma net income per ordinary share-basic	0.57
Pro forma net income per ordinary share-diluted	0.53

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of VanceInfo Financial Service’s equity interest

On October 1, 2008, the Group completed the purchase of a 33% equity interest in VanceInfo Financial Service, a China-based company providing IT outsourcing services to multinational financial institutions, with investment cost of $841, including $330 of cash consideration paid to selling shareholders, $495 of capital injection to the investee in the form of an indefinite-lived interest-free loan and $16 of acquisition costs. The Group accounted for the investment using equity method of accounting because the Group had the ability to exercise significant influence over the investee.

In July 2010, the Group acquired the remaining 67% equity interest in VanceInfo Financial Service from other shareholders with initial consideration of $670 in cash. Contingent consideration is determined based on earnings of the acquired business in the six-month period ended December 31, 2010. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $5,759 consisted of the following:

Initial cash payment	670
Fair value of contingent consideration:
Cash consideration	1,555
Fair value of equity consideration	1,834
Fair value of the 33% equity interest:
Carrying amount	1,088
Gain on re-measurement of fair value of non-controlling equity investment	612

Total	5,759

The purchase price was allocated as follows:

		Amortization period
Cash	824
Other current assets	1,997
Property and equipment	80
Rental deposits	7
Intangible assets:
Customer base and relationship	926	5.5 years
Non-compete agreement	40	2 years
Goodwill	2,490
Current liabilities	(401)
Deferred tax liabilities	(204)

Total	5,759

The additional cash consideration, based on the earnings of VanceInfo Financial Service for the six-month period ended December 31, 2010, was determined to be $3,144 when the contingency was resolved on December 31, 2010, of which $1,565 was settled in cash and $1,579 was settled in 44,642 ordinary shares of the Company at a fair value of $35.36 per share in 2011.

The change in fair value of the contingent consideration during the years ended December 31, 2010, 2011 was a gain of $141 and $89, respectively, was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2009 and 2010 of the Group as if the acquisition had occurred on January 1, 2009. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2009	2010
	(unaudited)	(unaudited)

Pro forma net revenues	151,308	214,717
Pro forma net income	21,720	30,383
Pro forma net income per ordinary share-basic	0.57	0.75
Pro forma net income per ordinary share-diluted	0.52	0.70

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Beijing Viatt’s equity interest

In February 2010, the Group extended a loan with principal of $440 to Beijing Viatt Information Technology Co. Ltd. (“Beijing Viatt”), a private company providing IT services and solutions for Chinese domestic financial institutions. The loan carries 8% annual interest rate with two-year term and is convertible into a 20% equity interest of Beijing Viatt. The investment was accounted for by the Group as available-for-sale investment which measured at fair value on a recurring basis. The Group remeasured the fair value of this available-for-sale investment at the end of December 31, 2010 using a binomial model based on certain key assumptions such as the probability of conversion to ordinary shares of Beijing Viatt and the fair value of the equity of Beijing Viatt, and $494 excess of fair value over the carrying amount as the unrecognized gains on the available-for-sale investment was recorded in other comprehensive income for the year ended December 31, 2010.

In January 2011, the Group converted the loans into a 20% equity interest, and acquired remaining equity interest in Beijing Viatt. Under the terms of the acquisition agreement, the Group paid an initial consideration of approximately $1,542 in cash. Contingent consideration will be paid based on the financial performance of the acquired business for the 24-month period ending December 31, 2012. The acquisition is expected to strengthen the Group’s position in PRC’s domestic financial services sector. The estimated fair value of Beijing Viatt as of the acquisition date consisted of the following:

Initial cash payment	1,542
Fair value of contingent consideration:
Cash consideration	1,484
Fair value of equity consideration	1,661
Fair value of the 20% equity interest:
Carrying amount	483
Gain on re-measurement of fair value of non-controlling equity investment	514

Total	5,684

The purchase price was allocated as follows:

		Amortization period
Cash	267
Other current assets	484
Property and equipment	74
Intangible assets:
Customer base and relationship	386	5 years
Contract backlog	16	1years
Trade name	177	indefinite
Non-compete agreement	583	4 years
Goodwill	4,454
Current liabilities	(466)
Deferred tax liabilities	(291)

Total	5,684

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a gain of $897, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

For the year ended December 31,
2010
(unaudited)

Pro forma net revenues	212,682
Pro forma net income	29,511
Pro forma net income per ordinary share-basic	0.73
Pro forma net income per ordinary share-diluted	0.68

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 4, 2011 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Lifewood’s equity interest

On April 1, 2011, the Group acquired 100% equity interests in the operating subsidiaries of Lifewood Data Technology Limited and Lifewood Technology Limited (together, “Lifewood”), a provider of business process outsourcing (“BPO”) services with an initial consideration of $3,961 in cash and $1,669 settled in 50,746 ordinary shares. Contingent consideration will be paid based on financial performance for each twelve-month period ending March 31, 2012, 2013 and 2014, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $10,798 consisted of the following:

Initial payment:
Cash consideration	3,961
Fair value of equity consideration	1,669
Fair value of contingent consideration:
Cash consideration	2,561
Fair value of equity consideration	2,607

Total	10,798

The purchase price was allocated as follows:

		Amortization period
Cash	219
Other current assets	435
Property and equipment	203
Rental Deposit	14
Intangible assets:
Customer base and relationship	2,571	6.75 years
Tradename	2,571	indefinite
Non-compete agreement	257	4.75 years
Software technology	257	3 years
Goodwill	6,386
Deferred tax assets – non -current	13
Current liabilities	(1,195)
Deferred tax liabilities	(933)

Total	10,798

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a gain of $224, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010 and 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	216,296	283,857
Pro forma net income	29,046	21,979
Pro forma net income per ordinary share-basic	0.72	0.51
Pro forma net income per ordinary share-diluted	0.67	0.49

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Oracle consulting and implementation service business

On April 30, 2011, the Group entered into a purchase agreement with a consulting company to acquire its business of Oracle consulting and implementation services with an initial consideration of $254 in cash and $217 settled in 6,721 ordinary shares. Contingent consideration will be paid based on financial performance for each twelve-month period ending April 30, 2012 and 2013, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $2,036 consisted of the following:

Initial payment:
Cash consideration	254
Fair value of equity consideration	217
Fair value of contingent consideration:
Cash consideration	953
Fair value of equity consideration	612

Total	2,036

The purchase price was allocated as follows:

		Amortization period
Current assets	381
Property and equipment	4
Intangible assets:
Customer base and relationship	525	5 years
Non-compete agreement	175	5 years
Goodwill	1,056
Deferred tax liabilities	(105)

Total	2,036

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a loss of $70, which was recognized in the consolidated statements of operations.

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2010 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of VanceInfo Australia’s equity interest

In September 2010, VanceInfo BVI, through one of its subsidiaries, made a strategic investment in VanceInfo Technologies Australia Pty. Ltd, or VanceInfo Australia (formerly named Salsatec Corporation Pty. Ltd.), an Australia-based IT services and solution provider for Australian telecom and technology companies. Under the terms of the agreement, the Company invested $200 in cash for an initial equity interest of 20% of VanceInfo Australia in convertible redeemable preferred stock, with an exclusive right to acquire the remaining 80% of the equity within the next 12 months. As the Group has significant influence over VanceInfo Australia, the investment has been recorded using the equity method of accounting in the first half of 2011.

In July 2011, the Group purchased the remaining 80% equity interest in VanceInfo Australia for an initial consideration of $478 in cash. Contingent consideration will be paid based on financial performance for each twelve-month period ending September 30, 2012, 2013 and 2014, respectively. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated fair value of VanceInfo Australia as of the acquisition date consisted of the following:

Initial cash consideration:	478
Fair value of contingent consideration:
Cash consideration	1,573
Fair value of equity consideration	1,997
Fair value of the 20% equity interest:
Carrying amount	159
Gain on re-measurement of fair value of non-controlling equity investment	701

Total	4,908

The purchase price was allocated as follows:

		Amortization period
Cash	276
Other current assets	287
Property and equipment	93
Intangible assets:
Customer base and relationship	700	5 years
Non-compete agreement	715	5 years
Goodwill	3,661
Current liabilities	(400)
Deferred tax liabilities	(424)

Total	4,908

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2011 was a loss of $105 and was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the years ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	211,815	283,622
Pro forma net income	29,844	21,825
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of Beijng DPC’s equity interest

On August 1, 2011, the Group acquired 100% equity interest in Beijing Data Pioneer Information Technology Co., Ltd., or Beijing DPC, a China-based company providing IT consulting and services to Chinese domestic financial institutions, for an initial consideration of $1,863 in cash which was settled in 2011. Contingent consideration will be paid based on financial performance of the acquired business for each twelve-month period ending July 31, 2012 and 2013. The acquired net assets were recorded at their fair value at the date of acquisition. The estimated purchase price of $4,387 consisted of the following:

Initial cash payment	1,863
Fair value of contingent consideration:
Cash consideration	1,400
Fair value of equity consideration	1,124

Total	4,387

The purchase price was allocated as follows:

		Amortization period
Cash	1,060
Other current assets	705
Property and equipment and other long-term assets	50
Intangible assets:
Customer base and relationship	1,003	5 years
Contract backlog	248	1 years
Non-compete agreement	201	5 years
Goodwill	2,362
Current liabilities	(879)
Deferred tax liabilities	(363)

Total	4,387

The change in fair value of the contingent consideration during the year ended December 31, 2011 was a loss of $69, which was recognized in the consolidated statements of operations.

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2010 and 2011 of the Group as if the acquisition had occurred on January 1, 2010. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisition been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	For the years ended December 31,
	2010	2011
	(unaudited)	(unaudited)

Pro forma net revenues	214,310	284,399
Pro forma net income	29,880	21,875
Pro forma net income per ordinary share-basic	0.74	0.51
Pro forma net income per ordinary share-diluted	0.69	0.48

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Acquisition of a professional team of Seattle-based service firm

In October 2011, the Group acquired the assets and the professional team of a U.S-based IT services company specialized in Microsoft capabilities. Under the terms of the acquisition agreement, the Group paid an initial consideration of $3,000 in cash. Contingent cash consideration will be paid based on the team’s financial performance during the three-month period ending March 31, 2012. The transaction was considered an acquisition of a business and accordingly the purchase method of accounting has been applied. The acquired net assets were recorded at their fair value at the date of acquisition.

The estimated purchase price of $5,913 consisted of the following:

Initial cash payment	3,000
Fair value of contingent consideration:
Cash consideration	2,913

Total	5,913

The purchase price was allocated as follows:

		Amortization period

Other current assets	358
Property and equipment	71
Intangible assets:
Customer base and relationship	1,488	5 years
Non-compete agreement	308	3 years
Goodwill	4,815
Current liabilities	(358)
Deferred tax liabilities	(769)

Total	5,913

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2011 was a loss of $43 and was recognized in the consolidated statements of operations.

The unaudited pro forma information of the acquisition as if the acquisition had occurred on January 1, 2010 and 2011 is not presented because the Group believes it is impracticable to do so.

The amounts of revenue and earnings of the acquiree since the acquisition date are not separately presented because the acquiree’s operation has been integrated into the Group’s business after the transaction was completed.

Fair value measurements in business acquisitions

The Group measured the fair value of the purchased intangible assets using the “cost”, “income approach-excess earnings” and “with & without” valuation method. The Group measured the fair value of the contingent consideration considering, among other factors, forecasted financial performance of the acquired business, market performance, and the market potential of the acquired business in China. The purchased intangible assets and contingent consideration are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions market participants would use in valuing these assets and liabilities.